Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2023
Prepayments to suppliers	$1,168,922	$167,100
Tax prepayment	72,886	113,339
Deposits	72,716	84,423
Other receivables	4,928	86,355
Subtotal	1,319,452	451,217
Allowance for doubtful accounts	(73,196)	-
Total prepaid expenses and other current assets	$1,246,256	$451,217

Schedule of Movement of the Allowance for Doubtful Accounts

The movement of the allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2024	2023	2022
Balance as of the beginning of the year	$-	$-	$-
Addition	(74,833)	-	-
Exchange difference	1,637	-	-
Balance as of the end of the year	$(73,196)	$-	$-